Financial Instruments And Risk Management (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Maximum length of time hedged in balance sheet hedge	10 days
Maximum length of time hedged in cash flow hedge	31 months
Balance Sheet Hedges - Fair Value	$ 5	$ (7)
Balance Sheet Position - Remeasurement	(16)	27
Net	(11)	$ 20
Balance Sheet Hedge
Derivatives, Fair Value [Line Items]
Notional amounts, open forward contracts	66
Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Gross notional value	$ 21